Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
12.	SHARE-BASED COMPENSATION

Share options granted by the Company

In November 2012, the Company adopted a share incentive plan (“2012 Plan”), which was amended in October 2013. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2012 Plan is 44,758,220 ordinary shares.

In November, 2014, the Company adopted the 2014 share incentive plan (“2014 Plan”), pursuant to which a maximum aggregate of 14,031,194 Class A ordinary shares may be issued pursuant to all awards granted thereunder. Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan. With the adoption of the 2014 Plan, the Company will no longer grant any incentive shares under the 2012 Plan. The time and condition to exercise options will be determined by the Board or a committee of the Board. The term of the options may not exceed ten years from the date of the grant, except for the situation of amendment, modification and termination. Under the 2014 Plan, share options are subject to vesting schedules ranging from two to four years.

The following table summarizes the option activity for the year ended December 31, 2016:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregated intrinsic value
Outstanding, December 31, 2015	31,084,006	$0.0767	8.14	$246,597

Granted	7,577,122	$0.0002
Exercised	(5,147,032)	$0.0618
Forfeited/cancel	(1,907,630)	$0.0226

Outstanding, December 31, 2016	31,606,466	$0.0641	7.63	288,439

Exercisable at December 31, 2016	15,313,350	$0.0924	6.76	$139,314

There were 15,313,350 vested options, and 15,053,681 options expected to vest as of December 31, 2016. For options expected to vest, the weighted-average exercise price was $0.0384 as of December 31, 2016 and aggregate intrinsic value was $133,569, $154,465 and $137,765 as of December 31, 2014, 2015 and 2016, respectively.

The weighted-average grant-date fair value of the share options granted during the years 2014, 2015, and 2016 was $4.9994, $5.9341 and $6.2405, respectively. Total intrinsic value of options exercised for the years ended December 31, 2014, 2015 and 2016 was $nil, $45,885 and $45,581, respectively. The total fair value of options vested during the years ended December 31, 2014, 2015 and 2016 was $1,396, $13,680 and $27,171, respectively.

In May 2015, the Company accelerated the vesting to permit immediate exercise of 235,000 outstanding employee share options granted under the 2012 Plan. The incremental cost resulting from the modification amounted to $162 for the acceleration for the year end of December 31, 2015.

In July 2016, the Company cancelled 187,500 outstanding employee share options granted under the 2014 Plan for one employee. As a result, the Company immediately recognized the unvested compensation cost attributable to the canceled award amounting to $1,532 in 2016.

The fair value of options granted was estimated on the date of grant using the binomial tree pricing model before the Company completed its IPO and the Black-Sholes pricing model after the Company completed its IPO, respectively, with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price
2012	2.31%	10 years	61.7%	—	$0.0327
2013	3.09%	10 years	54.4%	—	$0.1404
2014	2.44%~3.25%	10 years	53.7%~57.5%	—	$0.0002~$0.1404
2015	2.15%~2.19%	10 years	55.3%~55.7%	—	$0.0002
2016	1.75%~2.70%	10 years	52.5%~55.3%	—	$0.0002

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(2)	Contractual term

The Company used the original contractual term.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(6)	Fair value of underlying ordinary shares

Before the closing of the IPO, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation, which used management’s best estimate for projected cash flows as of each valuation date. After the closing of the IPO, the fair value of the ordinary shares is determined as the closing sales price of the Shares as quoted on the principal exchange or system.

For employee and executives share options, the Group recorded share-based compensation of $5,848, $16,026 and $28,096 during the years ended December 31, 2014, 2015 and 2016, respectively, based on the fair value on the grant dates over the requisite service period of award according to the vesting schedule for employee share option.

For non-employee share options the Group recorded share-based compensation of $437, $756 and $3,103 during the years ended December 31, 2014, 2015 and 2016, respectively, based on the fair value at the commitment date and recognized over the period the service is provided.

As of December 31, 2016, total unrecognized compensation expense relating to unvested share options was $68,656, which will be recognized over 2.74 years. The weighted-average remaining contractual term of options outstanding is 7.63 years.

Share options granted by Momo BVI

On January 3, 2015, Momo BVI, a wholly-owned subsidiary of the Group, approved Momo BVI Share Incentive Plan that provides for the issuance of not exceeding 30,000,000 share options. The option plan has a term of ten years unless earlier terminated by Momo BVI’s board of directors.

During the year ended December 31, 2015, Momo BVI granted 10,550,000 share options to its employees and executives with exercise prices ranging from $0.10 to $0.11 per share and vesting period of 4 years.

The following table summarizes the option activity for the year ended December 31, 2016:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregated intrinsic value
Outstanding , December 31, 2015	10,200,000	$0.1080	9.26	$20

Granted	—	—
Exercised	—	—
Forfeited	(2,200,000)	$0.1055

Outstanding at end of period	8,000,000	$0.1088	8.19	$10

Exercisable at December 31, 2016	3,458,333	$0.1086	8.13	$5

There were 3,458,333 vested options, and 4,224,375 options expected to vest as of December 31, 2016. For options expected to vest, the weighted-average exercise price is $0.1089 as of December 31, 2016 and aggregate intrinsic value was $nil, $18 and $5 as of December 31, 2014, 2015 and 2016, respectively.

The weighted-average grant-date fair value of the share options granted during the years 2014, 2015, and 2016 was $nil, $0.0544, and $nil, respectively. Total intrinsic value of options exercised for the years ended December 31, 2014, 2015 and 2016 was $nil, $nil and $nil, respectively. The total fair value of options vested during the years ended December 31, 2014, 2015 and 2016 was $nil, $nil and $185, respectively.

The fair value of options granted was estimated on the date of grant using the Black-Sholes pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price
2015	1.55%~1.82%	10 years	55.3%~57.2%	—	$0.10~$0.11
(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of US government bonds with a maturity period close to the expected term of the options.

(2)	Contractual term

Momo BVI used the original contractual term.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)	Dividend yield

The dividend yield was estimated by Momo BVI based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by Momo BVI’s board of directors.

(6)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the grant date was determined based on a contemporaneous valuation.

For employee and executives share options, Momo BVI recorded share-based compensation of $98 and $112 during the years ended December 31, 2015 and 2016, based on the fair value on the grant dates over the requisite service period of award according to the vesting schedule for employee share option.

As of December 31, 2016, total unrecognized compensation expense relating to unvested share options was $221, which will be recognized over 2.24 years. The weighted-average remaining contractual term of options outstanding is 8.19 years.

Non-vested restricted shares

In April 2012, the Company’s four founding shareholders entered into an arrangement with the investor in conjunction with the issuance of Series A preferred shares, whereby all of their 147,000,000 ordinary shares (“Founders’ shares”) became subject to service and transfer restrictions. Such Founders’ shares are subject to repurchase by the Company upon early termination of their four years of employment. The repurchase price is the par value of the ordinary shares. 25% of the Founders’ shares shall be vested annually. The restricted share agreements were subsequently amended on June 11, 2012 and July 18, 2012, respectively. Pursuant to the agreements, 25% of the Founders’ shares shall vest upon the closing of issuance of Series B preferred shares and the remaining 75% shall be vested monthly in equal installments over the next 36 months. This arrangement has been accounted for as a grant of restricted stock awards subject to service vesting conditions. Because the modification does not affect any of the other terms or conditions of the award, presumably the fair value before and after the modification is the same.

On May 15, 2014, the Company’s four founding shareholders entered into an agreement with the investors to renew the arrangement. The Company considered the amendment of agreement as a modification of vesting of the restricted shares. Pursuant to the agreement, the Company shall be entitled to repurchase 50% and 25% of such shares in the case that founders terminate their employments with the Company before April 17, 2015 and during the period from April 17, 2015 to April 17, 2016, respectively, at a price of US$0.0001 per share or the lowest price permitted under applicable laws. Therefore, the Company considered that 50% of the total restricted shares were vested immediately on the amendment date and 25% shall be vested annually on April 17 in the next two years ending April 17, 2016. Before the modification date, May 15, 2014, there were 131,348,411 ordinary shares, of which 45,937,500 were unvested restricted shares. As the result of modification, 19,736,705 vested ordinary shares were classified to unvested restricted shares on the modification date and the corresponding compensation costs for these unvested restricted shares were amortized over the remaining service period. Because the modification does not affect any of the other terms or conditions of the award, the fair value of the restricted shares before and after the modification is the same.

A summary of non-vested restricted share activity during the years ended December 31, 2014, 2015 and 2016 is presented below:

Number of shares
Outstanding as of January 1, 2014	58,187,500
Granted	—
Modification	19,736,705
Vested	(20,673,449)

Outstanding as of December 31, 2014	57,250,756
Granted	—
Forfeited	—
Vested	(28,625,378)

Outstanding as of December 31, 2015	28,625,378
Granted	—
Forfeited	—
Vested	(28,625,378)

Outstanding as of December 31, 2016	—

The weighted average grant date fair value of the non-vested restricted shares was $0.01 per share and the aggregated fair value was $1,470. The total fair value of non-vested restricted shares vested during the years ended December 31, 2014, 2015 and 2016 was $9, $286 and $286, respectively.

The Company recorded compensation expense of $335, $180 and $52 during the years ended December 31, 2014, 2015 and 2016, respectively, related to non-vested restricted shares.

As of December 31, 2016, total unrecognized compensation expense relating to the non-vested restricted shares was $nil.

Restricted share units (“RSUs”)

On December 11, 2014, the Company granted a total of 40,001 shares of RSUs to independent directors under the 2014 Plan. The restricted share units will vest in accordance with the vesting schedule set out in the RSUs award agreement, which is 50% of the RSUs shall vest at the end of every six months since the grant date.

On May 17, 2016, the Company granted a total of 200,000 shares of RSUs to independent directors under the 2014 Plan and vesting period of 4 years, which began from December 11, 2015.

The Company will forfeit the unvested portion of the RSUs if the grantees terminate their service during the vesting period.

The fair value of these RSUs is measured on the grant date based on the market price of the ordinary share on the grant date. The following table summarizes information regarding the share units granted:

Number of shares
Outstanding as of January 1, 2015	40,001
Granted	—
Forfeited	—
Vested	(40,001)

Outstanding as of December 31, 2015	—
Granted	200,000
Forfeited	—
Vested	(50,000)

Outstanding as of December 31, 2016	150,000

The weighted-average grant-date fair value of the restricted share units granted during the years 2014, 2015, and 2016 was $8.51, $nil, and $6.50, respectively. Total intrinsic value of the restricted share units exercised for the years ended December 31, 2014, 2015 and 2016 was $nil, $301 and $511, respectively. The total fair value of the restricted share units vested during the years ended December 31, 2014, 2015 and 2016 was $nil, $340 and $325, respectively. The aggregated fair value of RSUs was $340 and $1,299, respectively, for the grant date of December 11, 2014 and May 17, 2016.

The Group recorded share-based compensation of $18, $322 and $343 for RSUs for the years ended December 31, 2014, 2015 and 2016, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 1, 2016, total unrecognized compensation expense relating to unvested RSUs was $956, which will be recognized over 2.95 years. The weighted-average remaining contractual term of RSUs outstanding is 8.94 years.